Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Purchase of computer software (in Dollars)	$ 270,314	$ 275,609	$ 171,541
Top of range [member]
Related Party Transactions [Line Items]
Percentage of carry interest	3.244%
Bottom of range [member]
Related Party Transactions [Line Items]
Percentage of carry interest	8.00%
Computer software [member]
Related Party Transactions [Line Items]
Purchase of computer software (in Dollars)	$ 79,542